Income taxes - Expiration of non-capital losses for income tax purposes (Details) CAD in Thousands	Dec. 31, 2016 CAD
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	CAD 52,556
2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	282
2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1
2030
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
2031
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	563
2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	15,998
2033
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	21,729
2034
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,317
2036
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	CAD 5,666